Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	As of December 31,
	2017	2018
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	119,478	129,848
Motor vehicles	10,443	10,292
Leasehold improvements	6,192	14,284
Total	148,430	166,741
Less: Accumulated depreciation	(122,355)	(128,807)
Property, plant and equipment, net	26,075	37,934